Schedule of property and equipment, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Plant property and equipment	$ 487,275	$ 356,275
Plant property and equipment,additions	63,140	134,211
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	16,958	(3,211)
Plant property and equipment	567,373	487,275
Accumulated depreciation, depletion and amortization on Plant , property and equipment	271,228	177,476
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	140,766	96,963
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	16,958	(3,211)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	428,952	271,228
Net book value of plant, property and equipment	138,421	216,047	$ 90,279
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Plant property and equipment	84,985	65,725
Plant property and equipment,additions	5,053	26,394
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	842	(7,134)
Plant property and equipment	90,880	84,985
Accumulated depreciation, depletion and amortization on Plant , property and equipment	50,258	34,164
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	21,081	17,738
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	930	(1,644)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	72,269	50,258
Net book value of plant, property and equipment	18,611	34,727
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant property and equipment	19,070	19,109
Plant property and equipment,additions
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	1,235	(39)
Plant property and equipment	20,305	19,070
Accumulated depreciation, depletion and amortization on Plant , property and equipment	14,676	13,500
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	3,203	1,213
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	1,068	(37)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	18,947	14,676
Net book value of plant, property and equipment	1,358	4,394
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant property and equipment	66,371	39,621
Plant property and equipment,additions	22,544	18,378
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	2,298	8,372
Plant property and equipment	91,213	66,371
Accumulated depreciation, depletion and amortization on Plant , property and equipment	36,535	33,730
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	12,486	2,994
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	2,690	(189)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	51,711	36,535
Net book value of plant, property and equipment	39,502	29,836
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant property and equipment	316,849	231,820
Plant property and equipment,additions	35,543	89,439
Plant property and equipment adjustment for the effect of foreign exchange fluctuations	12,583	(4,410)
Plant property and equipment	364,975	316,849
Accumulated depreciation, depletion and amortization on Plant , property and equipment	169,759	96,082
Accumulated depreciation, depletion and amortization on Plant , property and equipment additions	103,996	75,018
Accumulated depreciation, depletion and amortization on plant , property and equipment, adjustment for exchange rate fluctuation	12,270	(1,341)
Accumulated depreciation, depletion and amortization on Plant , property and equipment	286,025	169,759
Net book value of plant, property and equipment	$ 78,950	$ 147,090